Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Trading Symbol	PDS
Entity Registrant Name	PRECISION DRILLING CORP
Entity Central Index Key	0001013605
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	13,459,593
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Address, Address Line One	800, 525 - 8 Avenue, S.W
Entity Address, City or Town	Calgary
Entity Address, Postal Zip Code	T2P 1G1
Entity Address, State or Province	AB
Entity Address, Country	CA
Local Phone Number	(403) 716-4500
Security Exchange Name	NYSE
Title of 12(b) Security	Common Shares
ICFR Auditor Attestation Flag	true